Nature of Expenses - Schedule of Selling and Marketing Expenses (Details) - Selling and Marketing expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Marketing Expenses [Line Items]
Personnel costs	$ 32,056	$ 32,280	$ 27,952
Marketing expenses	4,989	4,262	5,075
Depreciation	1,774	1,343	888
Professional fees	961	916	710
Travel expenses	970	896	1,061
Offices & facilities expenses	845	301	459
Other expenses	969	983	770
Total selling and marketing expenses	$ 42,564	$ 40,981	$ 36,915